Distribution Date:	09/17/21	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
Determination Date: Next Distribution Date:	09/13/21 10/18/21
Record Date:	08/31/21	Commercial Mortgage Pass-Through Certificates
Series 2015-C21

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		General Information Number	(212) 761-4000
Certificate Interest Reconciliation Detail	5		1585 Broadway, | New York, NY 10036
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	6
			Andy Lindenman	(913) 317-4372
Additional Information	7
			11501 Outlook Street,Suite 300 | Overland Park, KS 66211
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Mount Street US (Georgia) LLP, a Georgia limited liability
Bond / Collateral Reconciliation - Balances	9		partnership
Current Mortgage Loan and Property Stratification	10-14		Kristin Bonczynski	kristin.bonczynski@mountstreetllp.com
			2839 Paces Ferry Road Suite 200,kristin.bonczynski@mountstreetllp.com | Atlanta, GA 30339
Mortgage Loan Detail (Part 1)	15-17
		Trust Administrator	Situs Holdings, LLC
Mortgage Loan Detail (Part 2)	18-20
			Attn: Stacey Ciarlanti	SSNotices@situsamc.com
Principal Prepayment Detail	21		2 Embarcadero Center,8th Floor | San Francisco, CA 94111
Historical Detail	22	Certificate Administrator	Wells Fargo Bank, N.A.
Delinquency Loan Detail	23		Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	24			trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 1	25
Specially Serviced Loan Detail - Part 2	26-27
Modified Loan Detail	28
Historical Liquidated Loan Detail	29
Historical Bond / Collateral Loss Reconciliation Detail	30
Interest Shortfall Detail - Collateral Level	31
Supplemental Notes	32

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.
Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 32

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	61764XBE4	1.548000%	33,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61764XBF1	2.933000%	25,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61764XBG9	3.150000%	72,200,000.00	52,536,049.21	1,009,203.73	137,907.13	0.00	0.00	1,147,110.86	51,526,845.48	33.43%	30.00%
A-3	61764XBH7	3.077000%	205,000,000.00	194,739,016.80	0.00	499,343.30	0.00	0.00	499,343.30	194,739,016.80	33.43%	30.00%
A-4	61764XBJ3	3.338000%	274,274,000.00	274,274,000.00	0.00	762,938.84	0.00	0.00	762,938.84	274,274,000.00	33.43%	30.00%
A-S	61764XBL8	3.652000%	64,255,000.00	64,255,000.00	0.00	195,549.38	0.00	0.00	195,549.38	64,255,000.00	25.21%	22.63%
B	61764XBM6	3.854000%	39,206,000.00	39,206,000.00	0.00	125,916.60	0.00	0.00	125,916.60	39,206,000.00	20.20%	18.13%
C	61764XBP9	4.278203%	53,364,000.00	53,364,000.00	0.00	190,251.68	0.00	0.00	190,251.68	53,364,000.00	13.37%	12.00%
D	61764XAN5	4.278203%	41,384,000.00	41,384,000.00	0.00	81,556.04	0.00	0.00	81,556.04	41,384,000.00	8.08%	7.25%
E	61764XAQ8	3.012000%	19,604,000.00	19,604,000.00	0.00	0.00	0.00	0.00	0.00	19,604,000.00	5.57%	5.00%
F	61764XAS4	3.012000%	8,712,000.00	8,712,000.00	0.00	0.00	0.00	0.00	0.00	8,712,000.00	4.46%	4.00%
G	61764XAU9	3.012000%	11,980,000.00	11,980,000.00	0.00	0.00	0.00	0.00	0.00	11,980,000.00	2.92%	2.63%
H	61690RBS5	3.012000%	22,870,589.00	22,870,589.00	0.00	0.00	0.00	0.00	0.00	22,870,589.00	0.00%	0.00%
555-A	61764XBA2	3.143333%	11,700,000.00	11,700,000.00	0.00	31,669.07	0.00	0.00	31,669.07	11,700,000.00	61.00%	61.00%
555-B	61764XBC8	3.143333%	18,300,000.00	18,300,000.00	0.00	49,533.68	0.00	0.00	49,533.68	18,300,000.00	0.00%	0.00%
V	61764XAW5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61764XAY1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			901,249,591.00	812,924,655.01	1,009,203.73	2,074,665.72	0.00	0.00	3,083,869.45	811,915,451.28

Notional Certificates
X-A	61764XBK0	1.009386%	674,129,000.00	585,804,066.01	0.00	492,751.90	0.00	0.00	492,751.90	584,794,862.28
X-B	61764XAA3	0.424203%	39,206,000.00	39,206,000.00	0.00	13,859.42	0.00	0.00	13,859.42	39,206,000.00
X-E	61764XAG0	1.266203%	19,604,000.00	19,604,000.00	0.00	20,685.54	0.00	0.00	20,685.54	19,604,000.00
X-FG	61764XAJ4	1.266203%	20,692,000.00	20,692,000.00	0.00	21,833.56	0.00	0.00	21,833.56	20,692,000.00

										Certificate Distribution Detail continued to next page

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 32

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Notional Certificates
X-H	61690RBQ9	1.266203%	22,870,589.00	22,870,589.00	0.00	24,132.34	0.00	0.00	24,132.34	22,870,589.00
Notional SubTotal			776,501,589.00	688,176,655.01	0.00	573,262.76	0.00	0.00	573,262.76	687,167,451.28

Deal Distribution Total					1,009,203.73	2,647,928.48	0.00	0.00	3,657,132.21

*	Denotes the Controlling Class (if required)
(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing
	the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the
	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 3 of 32

						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61764XBE4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61764XBF1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61764XBG9	727.64611094	13.97789100	1.91007105	0.00000000	0.00000000	0.00000000	0.00000000	15.88796205	713.66821994
A-3	61764XBH7	949.94642341	0.00000000	2.43582098	0.00000000	0.00000000	0.00000000	0.00000000	2.43582098	949.94642341
A-4	61764XBJ3	1,000.00000000	0.00000000	2.78166665	0.00000000	0.00000000	0.00000000	0.00000000	2.78166665	1,000.00000000
A-S	61764XBL8	1,000.00000000	0.00000000	3.04333328	0.00000000	0.00000000	0.00000000	0.00000000	3.04333328	1,000.00000000
B	61764XBM6	1,000.00000000	0.00000000	3.21166658	0.00000000	0.00000000	0.00000000	0.00000000	3.21166658	1,000.00000000
C	61764XBP9	1,000.00000000	0.00000000	3.56516903	0.00000000	0.00000000	0.00000000	0.00000000	3.56516903	1,000.00000000
D	61764XAN5	1,000.00000000	0.00000000	1.97071429	1.59445486	7.44016359	0.00000000	0.00000000	1.97071429	1,000.00000000
E	61764XAQ8	1,000.00000000	0.00000000	0.00000000	2.51000000	17.57000000	0.00000000	0.00000000	0.00000000	1,000.00000000
F	61764XAS4	1,000.00000000	0.00000000	0.00000000	2.51000000	30.01172521	0.00000000	0.00000000	0.00000000	1,000.00000000
G	61764XAU9	1,000.00000000	0.00000000	0.00000000	2.51000000	32.63000000	0.00000000	0.00000000	0.00000000	1,000.00000000
H	61690RBS5	1,000.00000000	0.00000000	0.00000000	2.51000007	53.41520063	0.00000000	0.00000000	0.00000000	1,000.00000000
555-A	61764XBA2	1,000.00000000	0.00000000	2.70675812	0.00000085	0.00028547	0.00000000	0.00000000	2.70675812	1,000.00000000
555-B	61764XBC8	1,000.00000000	0.00000000	2.70675847	0.00000109	0.00032022	0.00000000	0.00000000	2.70675847	1,000.00000000
V	61764XAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61764XAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61764XBK0	868.97918056	0.00000000	0.73094601	0.00000000	0.00000000	0.00000000	0.00000000	0.73094601	867.48213217
X-B	61764XAA3	1,000.00000000	0.00000000	0.35350253	0.00000000	0.00000000	0.00000000	0.00000000	0.35350253	1,000.00000000
X-E	61764XAG0	1,000.00000000	0.00000000	1.05516935	0.00000000	0.00000000	0.00000000	0.00000000	1.05516935	1,000.00000000
X-FG	61764XAJ4	1,000.00000000	0.00000000	1.05516915	0.00000000	0.00000000	0.00000000	0.00000000	1.05516915	1,000.00000000
X-H	61690RBQ9	1,000.00000000	0.00000000	1.05516915	0.00000000	0.00000000	0.00000000	0.00000000	1.05516915	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 4 of 32

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	08/01/21 - 08/30/21	30	0.00	137,907.13	0.00	137,907.13	0.00	0.00	0.00	137,907.13	0.00
A-3	08/01/21 - 08/30/21	30	0.00	499,343.30	0.00	499,343.30	0.00	0.00	0.00	499,343.30	0.00
A-4	08/01/21 - 08/30/21	30	0.00	762,938.84	0.00	762,938.84	0.00	0.00	0.00	762,938.84	0.00
X-A	08/01/21 - 08/30/21	30	0.00	492,751.90	0.00	492,751.90	0.00	0.00	0.00	492,751.90	0.00
X-B	08/01/21 - 08/30/21	30	0.00	13,859.42	0.00	13,859.42	0.00	0.00	0.00	13,859.42	0.00
X-E	08/01/21 - 08/30/21	30	0.00	20,685.54	0.00	20,685.54	0.00	0.00	0.00	20,685.54	0.00
X-FG	08/01/21 - 08/30/21	30	0.00	21,833.56	0.00	21,833.56	0.00	0.00	0.00	21,833.56	0.00
X-H	08/01/21 - 08/30/21	30	0.00	24,132.34	0.00	24,132.34	0.00	0.00	0.00	24,132.34	0.00
A-S	08/01/21 - 08/30/21	30	0.00	195,549.38	0.00	195,549.38	0.00	0.00	0.00	195,549.38	0.00
B	08/01/21 - 08/30/21	30	0.00	125,916.60	0.00	125,916.60	0.00	0.00	0.00	125,916.60	0.00
C	08/01/21 - 08/30/21	30	0.00	190,251.68	0.00	190,251.68	0.00	0.00	0.00	190,251.68	0.00
D	08/01/21 - 08/30/21	30	241,918.81	147,540.96	0.00	147,540.96	65,984.92	0.00	0.00	81,556.04	307,903.73
E	08/01/21 - 08/30/21	30	295,236.24	49,206.04	0.00	49,206.04	49,206.04	0.00	0.00	0.00	344,442.28
F	08/01/21 - 08/30/21	30	239,595.03	21,867.12	0.00	21,867.12	21,867.12	0.00	0.00	0.00	261,462.15
G	08/01/21 - 08/30/21	30	360,837.60	30,069.80	0.00	30,069.80	30,069.80	0.00	0.00	0.00	390,907.40
H	08/01/21 - 08/30/21	30	1,164,231.92	57,405.18	0.00	57,405.18	57,405.18	0.00	0.00	0.00	1,221,637.10
555-A	08/01/21 - 08/31/21	31	3.33	31,669.08	0.00	31,669.08	0.01	0.00	0.00	31,669.07	3.34
555-B	08/01/21 - 08/31/21	31	5.84	49,533.69	0.00	49,533.69	0.02	0.00	0.00	49,533.68	5.86
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			2,301,828.77	2,872,461.56	0.00	2,872,461.56	224,533.09	0.00	0.00	2,647,928.48	2,526,361.86

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 5 of 32

		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties		Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	61764XBL8	3.652000%	64,255,000.00	64,255,000.00	0.00	195,549.38		0.00	0.00	195,549.38	64,255,000.00
A-S (PST)	NA	N/A	0.01	0.00	0.00	0.00		0.00	0.00	0.00	0.00
B (Cert)	61764XBM6	3.854000%	39,206,000.00	39,206,000.00	0.00	125,916.60		0.00	0.00	125,916.60	39,206,000.00
B (PST)	NA	N/A	0.01	0.00	0.00	0.00		0.00	0.00	0.00	0.00
C (Cert)	61764XBP9	4.278203%	53,364,000.00	53,364,000.00	0.00	190,251.68		0.00	0.00	190,251.68	53,364,000.00
C (PST)	NA	N/A	0.01	0.00	0.00	0.00		0.00	0.00	0.00	0.00
Regular Interest Total			156,825,000.03	156,825,000.00	0.00	511,717.66		0.00	0.00	511,717.66	156,825,000.00

Exchangeable Certificate Details
PST	61764XBN4	N/A	0.01	0.00	0.00	0.00		0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00		0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 6 of 32

Total Available Distribution Amount (1)	3,657,132.21
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 7 of 32

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,891,830.18	Master Servicing Fee	15,074.92
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,101.25
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	350.01
ARD Interest	0.00	Senior Trust Advisor Fee	842.44
Net Prepayment Interest Excess / (Shortfall)	0.00	Operating Advisor Fee	0.00
Extension Interest	0.00	Asset Representations Reviewer Fee	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,891,830.18	Total Fees	19,368.62

Principal		Expenses/Reimbursements
Scheduled Principal	1,009,203.73	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	181,772.43
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	42,595.63
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	165.00
Total Principal Collected	1,009,203.73	Total Expenses/Reimbursements	224,533.06

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,647,928.48
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,009,203.73
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,657,132.21
Total Funds Collected	3,901,033.91	Total Funds Distributed	3,901,033.89

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 8 of 32

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	782,924,655.15	782,924,655.15	Beginning Certificate Balance	812,924,655.01
(-) Scheduled Principal Collections	1,009,203.73	1,009,203.73	(-) Principal Distributions	1,009,203.73
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	781,915,451.42	781,915,451.42	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	785,004,949.71	785,004,949.71	Ending Certificate Balance	811,915,451.28
Ending Actual Collateral Balance	784,145,821.49	784,145,821.49

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.14)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.14)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 9 of 32

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	35,181,544.47	4.50%	40	4.3927	NAP	Defeased	4	35,181,544.47	4.50%	40	4.3927	NAP
10,000,000 or less	41	222,137,931.91	28.41%	39	4.3014	1.606697	1.30 or less	17	158,869,333.31	20.32%	40	4.1971	0.655697
10,000,001 to 20,000,000	9	122,021,104.47	15.61%	40	4.2426	0.932738	1.31 to 1.40	5	26,369,344.62	3.37%	40	4.1654	1.366634
20,000,001 to 30,000,000	4	105,709,623.43	13.52%	68	4.1179	1.560678	1.41 to 1.50	5	42,553,909.25	5.44%	41	4.3313	1.465329
30,000,001 to 40,000,000	1	38,200,000.00	4.89%	40	4.0000	2.420000	1.51 to 1.60	6	54,924,119.64	7.02%	39	4.1698	1.567661
40,000,001 to 50,000,000	3	140,504,412.19	17.97%	41	4.3409	1.928318	1.61 to 1.70	3	73,551,382.79	9.41%	40	4.3747	1.670717
50,000,001 to 60,000,000	2	118,160,834.95	15.11%	38	3.6658	2.577043	1.71 to 1.80	2	8,145,486.72	1.04%	40	4.3445	1.759794
60,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	6	102,724,257.09	13.14%	40	4.2089	1.844116
Totals	64	781,915,451.42	100.00%	43	4.1678	1.734646	1.91 to 2.00	3	13,678,023.23	1.75%	41	4.3283	1.987923
							2.01 to 2.10	1	6,130,000.00	0.78%	41	4.1200	2.040000
							2.11 to 2.30	5	68,272,699.36	8.73%	41	4.4484	2.195229
							2.31 to 2.40	2	83,673,012.77	10.70%	73	3.5295	2.392829
							2.41 to 2.60	1	38,200,000.00	4.89%	40	4.0000	2.420000
							2.61 to 2.70	1	2,131,171.51	0.27%	41	4.0900	2.620000
							2.71 to 4.80	3	67,511,166.66	8.63%	38	4.1456	2.969219
							4.81 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	64	781,915,451.42	100.00%	43	4.1678	1.734646
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 32

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	19	35,181,544.47	4.50%	40	4.3927	NAP	Utah	1	15,229,206.30	1.95%	41	4.4500	2.190000
Alabama	1	23,286,610.66	2.98%	39	4.4500	1.630000	Washington	1	2,713,802.40	0.35%	160	4.4500	2.400000
Arizona	4	27,256,324.95	3.49%	52	4.2906	1.462593	Washington, DC	1	60,000,000.00	7.67%	38	3.1663	2.390000
California	9	203,549,620.38	26.03%	40	4.0615	1.962235	West Virginia	1	10,255,012.90	1.31%	40	4.4000	0.640000
Colorado	2	17,628,754.42	2.25%	41	4.2305	0.902756	Totals	96	781,915,451.42	100.00%	43	4.1678	1.734646
Florida	6	92,014,402.83	11.77%	44	4.2345	1.932722
									Property Type³
Georgia	1	5,374,503.09	0.69%	40	4.3675	1.770000
Illinois	4	15,577,956.40	1.99%	40	4.3347	1.676058		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Indiana	1	4,104,789.01	0.52%	40	4.3500	1.400000		Properties	Balance	Agg. Bal.			DSCR¹
Kansas	1	8,475,384.38	1.08%	41	4.4500	2.190000	Defeased	19	35,181,544.47	4.50%	40	4.3927	NAP
Maryland	4	24,611,904.75	3.15%	35	4.3363	1.549874	Industrial	4	20,397,370.77	2.61%	34	4.3616	2.290662
Michigan	6	36,886,776.66	4.72%	41	4.4275	1.178253	Lodging	7	83,641,517.37	10.70%	41	4.3638	1.622544
Minnesota	1	2,131,171.51	0.27%	41	4.0900	2.620000	Mixed Use	8	62,037,629.88	7.93%	35	4.3393	1.530660
Missouri	1	1,838,699.70	0.24%	160	4.4500	2.400000	Mobile Home Park	2	7,228,964.35	0.92%	41	4.1100	1.627550
Nevada	1	2,690,333.33	0.34%	40	5.2000	2.190000	Multi-Family	10	90,318,873.76	11.55%	41	4.3398	1.696204
New Jersey	1	7,010,936.88	0.90%	41	4.2000	0.910000	Office	10	198,646,989.62	25.41%	39	3.9296	2.064231
New York	6	36,532,941.75	4.67%	55	4.1810	1.671648	Other	2	11,297,956.75	1.44%	40	4.2831	1.457301
North Carolina	4	56,390,883.63	7.21%	44	4.3678	1.615124	Retail	23	249,491,591.68	31.91%	41	4.1091	1.616895
North Dakota	1	2,556,480.72	0.33%	160	4.4500	2.400000	Self Storage	11	23,673,012.77	3.03%	160	4.4500	2.400000
Ohio	1	2,052,279.29	0.26%	40	4.5260	1.330000	Totals	96	781,915,451.42	100.00%	43	4.1678	1.734646
Oklahoma	1	1,517,366.98	0.19%	41	4.3000	1.488955
Oregon	1	4,073,601.56	0.52%	41	4.1400	2.180000
Pennsylvania	2	9,307,180.76	1.19%	67	4.2916	1.696695
Rhode Island	1	3,382,420.68	0.43%	160	4.4500	2.400000
Texas	13	70,284,561.01	8.99%	38	4.3092	1.542440

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 11 of 32

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	35,181,544.47	4.50%	40	4.3927	NAP	Defeased	4	35,181,544.47	4.50%	40	4.3927	NAP
	3.500% or less	2	66,560,545.16	8.51%	38	3.1963	2.286507	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.501% to 4.000%	7	119,910,747.09	15.34%	41	3.9138	1.562466	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	45	533,268,417.69	68.20%	45	4.3009	1.734568	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	4	21,710,162.90	2.78%	20	4.6725	1.339727	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	2	5,284,034.11	0.68%	69	5.1755	1.885669	49 months or greater	60	746,733,906.95	95.50%	44	4.1572	1.745719
	Totals	64	781,915,451.42	100.00%	43	4.1678	1.734646	Totals	64	781,915,451.42	100.00%	43	4.1678	1.734646
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 12 of 32

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	35,181,544.47	4.50%	40	4.3927	NAP	Defeased	4	35,181,544.47	4.50%	40	4.3927	NAP
	60 months or less	58	720,467,193.40	92.14%	40	4.1441	1.724853	Interest Only	9	222,530,000.00	28.46%	40	3.7930	1.898481
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	50	500,530,894.18	64.01%	40	4.3053	1.646858
85 months to 120 months		1	2,593,700.78	0.33%	100	5.1500	1.570000	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	63	758,242,438.65	96.97%	40	4.1590	1.713873	Totals	63	758,242,438.65	96.97%	40	4.1590	1.713873
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 13 of 32

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	35,181,544.47	4.50%	40	4.3927	NAP	300 months or less	1	23,673,012.77	3.03%	160	4.4500	2.400000
Underwriter's Information		3	28,383,512.84	3.63%	41	4.2600	1.520792	301 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	48	521,386,377.86	66.68%	45	4.1516	1.853198	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	8	147,964,016.25	18.92%	41	4.1434	1.368980	Totals	1	23,673,012.77	3.03%	160	4.4500	2.400000
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	1	49,000,000.00	6.27%	40	4.2000	1.870000
	Totals	64	781,915,451.42	100.00%	43	4.1678	1.734646
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 14 of 32

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	10096311	1	RT	Palm Desert	CA	Actual/360	3.85325%	97,449.52	0.00	0.00	N/A	03/01/25	--	29,375,000.00	29,375,000.00	04/01/20
1A	10096412	1				Actual/360	3.85325%	97,449.52	0.00	0.00	N/A	03/01/25	--	29,375,000.00	29,375,000.00	04/01/20
1B	10096413	1				Actual/360	3.85325%	6,220.18	0.00	0.00	N/A	03/01/25	--	1,875,000.00	1,875,000.00	04/01/20
1C	10096414	1				Actual/360	3.85325%	6,220.18	0.00	0.00	N/A	03/01/25	--	1,875,000.00	1,875,000.00	04/01/20
2	10096312	1	OF	Washington	DC	Actual/360	3.16625%	163,593.89	0.00	0.00	N/A	11/04/24	--	60,000,000.00	60,000,000.00	09/04/21
3	10096313	1	OF	Irvine	CA	Actual/360	4.18125%	209,695.78	83,049.54	0.00	N/A	11/10/24	--	58,243,884.49	58,160,834.95	09/10/21
4	10096314	1	LO	Various	Various	Actual/360	4.45025%	186,075.66	90,465.94	0.00	N/A	02/01/25	--	48,559,070.35	48,468,604.41	03/01/20
5	10096315	1	RT	Miami	FL	Actual/360	4.20025%	177,216.67	0.00	0.00	N/A	01/01/25	--	49,000,000.00	49,000,000.00	08/01/21
6	10096316	1	MF	Raleigh	NC	Actual/360	4.37825%	162,443.19	49,181.59	0.00	N/A	02/01/25	--	43,084,989.37	43,035,807.78	09/01/21
7	10096317	1	RT	Lakewood	CA	Actual/360	4.00025%	131,577.78	0.00	0.00	N/A	01/01/25	--	38,200,000.00	38,200,000.00	09/01/21
8	10096318	1	SS	Various	Various	Actual/360	4.45025%	91,112.85	104,172.77	0.00	N/A	01/01/35	--	23,777,185.54	23,673,012.77	09/01/21
10	10096320	1	OF	Hoover	AL	Actual/360	4.45025%	89,352.89	31,287.75	0.00	N/A	12/06/24	--	23,317,898.41	23,286,610.66	09/06/21
11	10096321	1	MU	Plano	TX	Actual/360	4.14525%	65,920.67	26,383.69	0.00	N/A	12/01/24	--	18,468,765.23	18,442,381.54	09/01/21
12	10096322	1	RT	Greece	NY	Actual/360	4.20025%	65,712.37	27,078.64	0.00	N/A	02/01/25	--	18,169,320.27	18,142,241.63	08/01/20
13	10096323	1	RT	Various	Various	Actual/360	4.30025%	56,304.14	25,349.65	0.00	N/A	02/01/25	--	15,205,919.71	15,180,570.06	09/01/21
14	10096324	1	OF	Chandler	AZ	Actual/360	4.25025%	52,238.33	24,012.35	0.00	N/A	02/06/25	--	14,273,850.33	14,249,837.98	09/06/21
15	10096325	1	SS	Various	Various	Actual/360	4.30025%	53,368.06	19,848.17	0.00	N/A	01/06/25	--	14,412,978.59	14,393,130.42	09/06/21
16	10096326	1	LO	Romulus	MI	Actual/360	4.50025%	47,349.10	22,573.47	0.00	N/A	02/06/25	--	12,219,122.92	12,196,549.45	09/06/21
17	10096327	1	RT	Walnut Creek	CA	Actual/360	3.99025%	43,390.22	20,983.04	0.00	N/A	01/01/25	--	12,628,732.15	12,607,749.11	09/01/21
18	10096328	1	LO	Morgantown	WV	Actual/360	4.40025%	38,928.65	19,410.00	0.00	N/A	01/01/25	--	10,274,422.90	10,255,012.90	10/01/20
19	10096329	1	OF	Sugar Land	TX	Actual/360	4.18525%	38,385.27	17,067.67	0.00	N/A	01/01/25	--	10,651,480.26	10,634,412.59	09/01/21
20	10096330	1	OF	Chandler	AZ	Actual/360	4.30525%	38,281.40	14,206.10	0.00	N/A	01/06/25	--	10,326,555.31	10,312,349.21	09/06/21
21	10096331	1	MF	Pueblo	CO	Actual/360	4.35025%	33,907.60	21,488.44	0.00	N/A	02/01/25	--	9,052,085.55	9,030,597.11	09/01/21
22	10096332	1	MF	Sacramento	CA	Actual/360	4.40025%	33,415.15	16,660.94	0.00	N/A	01/01/25	--	8,819,247.51	8,802,586.57	09/01/21
24	10096334	1	RT	La Plata	MD	Actual/360	4.12025%	33,974.09	13,614.21	0.00	N/A	02/01/25	--	9,576,160.25	9,562,546.04	09/01/21
25	10096335	1	MU	Conroe	TX	Actual/360	4.61025%	32,857.96	14,296.16	0.00	N/A	01/01/22	--	8,277,143.29	8,262,847.13	09/01/21
26	10096336	1	MU	Rialto	CA	Actual/360	4.55025%	33,570.81	12,808.30	0.00	N/A	01/01/25	--	8,568,231.17	8,555,422.87	09/01/21
27	10096337	1	OF	Centennial	CO	Actual/360	4.10525%	30,439.51	13,074.45	0.00	N/A	02/06/25	--	8,611,231.76	8,598,157.31	08/06/20

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential															Page 15 of 32

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	10096338	1	RT	Various	Various	Actual/360	4.35025%	25,762.70	30,636.98	0.00	N/A	12/01/24	--	6,877,696.36	6,847,059.38	09/01/21
29	10096339	1	IN	Owings Mills	MD	Actual/360	4.81025%	32,455.19	15,344.38	0.00	N/A	08/01/23	--	7,835,738.74	7,820,394.36	09/01/21
30	10096340	1	MU	Ann Arbor	MI	Actual/360	4.40025%	26,223.66	19,165.51	0.00	N/A	02/01/25	--	6,921,200.24	6,902,034.73	09/01/21
31	10096341	1	MH	Various	MD	Actual/360	4.11025%	25,635.04	14,276.70	0.00	N/A	02/01/25	--	7,243,241.05	7,228,964.35	09/01/21
32	10096342	1	MU	Charlotte	NC	Actual/360	4.30025%	27,981.45	12,598.01	0.00	N/A	02/01/25	--	7,556,881.29	7,544,283.28	08/01/21
33	10096343	1	98	Lansdowne	PA	Actual/360	4.24525%	26,345.09	13,969.98	0.00	N/A	01/01/25	--	7,207,137.72	7,193,167.74	09/01/21
34	10096344	1	IN	Bronx	NY	Actual/360	3.85025%	21,955.79	19,611.40	0.00	N/A	02/01/25	--	6,622,609.38	6,602,997.98	09/01/21
35	10096345	1	OF	Various	MI	Actual/360	4.38525%	26,299.35	13,190.80	0.00	N/A	01/06/25	--	6,964,921.96	6,951,731.16	09/06/21
36	10096346	1	RT	Paramus	NJ	Actual/360	4.20025%	25,402.30	12,741.04	0.00	N/A	02/01/25	--	7,023,677.92	7,010,936.88	09/01/21
37	10096347	1	LO	Dania	FL	Actual/360	3.47025%	19,646.16	14,354.09	0.00	N/A	02/01/25	--	6,574,899.25	6,560,545.16	09/01/21
38	10096348	1	MF	San Antonio	TX	Actual/360	4.18825%	26,331.06	10,290.53	0.00	N/A	01/01/25	--	7,302,209.04	7,291,918.51	09/01/21
39	10096349	1	OF	Fort Lauderdale	FL	Actual/360	4.43025%	24,662.72	12,085.12	0.00	N/A	02/01/25	--	6,465,140.88	6,453,055.76	09/01/21
40	10096350	1	LO	Kalamazoo	MI	Actual/360	4.30825%	22,898.22	11,775.67	0.00	N/A	02/06/25	--	6,172,581.12	6,160,805.45	09/06/21
41	10096351	1	MU	Hermosa Beach	CA	Actual/360	4.39525%	25,356.71	0.00	0.00	N/A	01/01/25	--	6,700,000.00	6,700,000.00	09/01/21
42	10096352	1	IN	Arlington	TX	Actual/360	4.34025%	22,363.29	9,956.21	0.00	N/A	01/06/25	--	5,983,934.64	5,973,978.43	09/06/21
43	10096353	1	RT	Orland	CA	Actual/360	4.12025%	21,747.88	0.00	0.00	N/A	02/01/25	--	6,130,000.00	6,130,000.00	09/01/21
44	10096354	1	MF	Tampa	FL	Actual/360	4.44525%	20,654.13	10,117.58	0.00	N/A	01/01/25	--	5,396,049.38	5,385,931.80	09/01/21
45	10096355	1	RT	Marietta	GA	Actual/360	4.36725%	20,251.45	10,227.86	0.00	N/A	01/01/25	--	5,384,730.95	5,374,503.09	09/01/21
46	10096356	1	MU	Mammoth Lakes	CA	Actual/360	4.35025%	19,786.20	9,335.79	0.00	N/A	02/06/25	--	5,282,189.63	5,272,853.84	09/06/21
47	10096357	1	RT	Templeton	CA	Actual/360	4.50025%	20,085.59	7,782.10	0.00	N/A	02/01/25	--	5,183,378.01	5,175,595.91	09/01/21
48	10096358	1	MF	Swansea	IL	Actual/360	4.30025%	18,867.81	7,484.09	0.00	N/A	01/01/25	--	5,095,583.34	5,088,099.25	09/01/21
49	10096359	1	MU	Macomb	MI	Actual/360	4.50025%	18,151.89	8,702.43	0.00	N/A	01/06/25	--	4,684,358.30	4,675,655.87	09/06/21
50	10096360	1	MF	Fairview Heights	IL	Actual/360	4.30025%	18,602.07	7,378.68	0.00	N/A	01/01/25	--	5,023,814.45	5,016,435.77	09/01/21
51	10096361	1	MF	Rochester	NY	Actual/360	4.25025%	16,437.58	8,651.35	0.00	N/A	02/01/25	--	4,491,483.47	4,482,832.12	09/01/21
52	10096362	1	RT	Hillsboro	OR	Actual/360	4.14025%	14,564.03	11,680.25	0.00	N/A	02/01/25	--	4,085,281.81	4,073,601.56	09/01/21
53	10096363	1	MU	Raleigh	NC	Actual/360	4.35025%	15,899.65	7,049.47	0.00	N/A	01/06/25	--	4,244,622.96	4,237,573.49	09/06/21
54	10096364	1	98	Lafayette	IN	Actual/360	4.35025%	15,399.78	6,385.71	0.00	N/A	01/01/25	--	4,111,174.72	4,104,789.01	09/01/21
55	10096365	1	RT	San Antonio	TX	Actual/360	4.60025%	14,180.55	5,299.94	0.00	N/A	01/01/25	--	3,579,942.06	3,574,642.12	09/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential															Page 16 of 32

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
56	10096366	1	RT	Las Vegas	NV	Actual/360	5.20025%	12,066.57	4,434.21	0.00	N/A	01/01/25	--	2,694,767.54	2,690,333.33	09/01/21
57	10096367	1	MF	Lubbock	TX	Actual/360	4.10725%	9,733.06	4,775.08	0.00	N/A	01/01/25	--	2,752,108.81	2,747,333.73	09/01/21
58	10096368	1	RT	Palm Harbor	FL	Actual/360	4.09025%	10,022.16	4,070.30	0.00	N/A	02/01/25	--	2,845,632.21	2,841,561.91	09/01/21
59	10096369	1	MF	Belleville	IL	Actual/360	4.30025%	10,275.43	4,075.84	0.00	N/A	01/01/25	--	2,775,059.47	2,770,983.63	09/01/21
60	10096370	1	RT	Garland	TX	Actual/360	5.15025%	11,521.47	4,313.29	0.00	N/A	01/01/30	--	2,598,014.07	2,593,700.78	09/01/21
61	10096371	1	RT	Marion	IL	Actual/360	4.50025%	10,485.80	3,574.72	0.00	N/A	01/01/25	--	2,706,012.47	2,702,437.75	09/01/21
62	10096372	1	MF	Cleveland Heights	OH	Actual/360	4.52625%	8,013.35	3,803.03	0.00	N/A	01/06/25	--	2,056,082.32	2,052,279.29	09/06/21
63	10096373	1	RT	Northfield	MN	Actual/360	4.09025%	7,516.62	3,052.72	0.00	N/A	02/01/25	--	2,134,224.23	2,131,171.51	09/01/21
Totals								2,810,033.24	1,009,203.73	0.00				782,924,655.15	781,915,451.42
(1) Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse			MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail			SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office			MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential															Page 17 of 32

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	0.00	2,123,199.25	01/01/20	03/31/20	09/13/21	18,678,291.00	486,391.05	35,230.33	1,136,822.28	505.25	0.00
1A	1	0.00	2,123,199.25	01/01/20	03/31/20	09/13/21	18,678,291.00	486,391.05	35,230.33	1,136,822.28	0.00	0.00
1B	1	0.00	2,123,199.25	01/01/20	03/31/20	09/11/20	1,875,000.00	79,251.49	(10.41)	24,404.10	0.00	0.00
1C	1	0.00	2,123,199.25	01/01/20	03/31/20	09/11/20	1,875,000.00	79,251.49	(10.41)	24,404.10	0.00	0.00
2	1	16,439,573.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	0.00	14,534,602.00	07/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	0.00	8,359,200.37	04/01/19	03/31/20	10/13/20	0.00	47,466.25	275,853.75	4,921,827.60	0.00	0.00
5	1	0.00	995,597.00	01/01/17	03/31/17	01/11/21	0.00	0.00	176,716.67	176,716.67	0.00	0.00
6	1	4,089,474.47	2,243,804.27	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	4,003,170.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	5,423,886.46	2,877,088.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	2,804,266.52	1,314,392.18	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	1,807,258.80	1,059,251.41	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	0.00	505,301.04	01/01/20	06/30/20	02/11/21	7,362,335.45	179,710.51	65,551.16	463,915.98	164,757.23	0.00
13	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	1,608,865.68	850,250.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1	513,412.04	338,122.26	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	299,724.78	(183,526.49)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	0.00	578,976.00	07/01/19	06/30/20	04/12/21	5,182,513.00	115,621.86	38,492.15	522,627.35	24,888.70	0.00
19	1	1,028,858.41	375,917.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	945,699.96	131,515.62	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	912,246.57	486,424.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	6,040.94	0.00
22	1	1,439,163.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	1,126,228.16	553,916.49	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	974,987.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1	0.00	71,370.27	01/01/20	03/31/20	01/11/21	0.00	0.00	43,021.22	559,822.07	190,197.91	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 32

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1	794,970.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	928,123.38	438,430.77	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	398,188.42	0.00	--	--	--	0.00	0.00	40,144.45	40,144.45	0.00	0.00
33	1	727,441.00	377,098.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	1,729,797.15	1,150,303.53	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	732,308.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	472,407.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	825,918.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	560,590.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	840,087.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	599,102.91	905,859.65	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1	442,120.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1	525,000.00	262,500.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	1	696,549.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1	579,060.26	188,506.33	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1	530,142.74	264,090.98	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1	515,394.87	262,488.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1	491,321.57	346,108.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1	582,962.99	305,232.89	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1	333,110.24	138,258.01	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1	675,709.46	373,555.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1	682,726.26	322,975.20	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	367,006.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1	307,339.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 19 of 32

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
56	1	410,376.93	223,582.37	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
57	1	753,147.00	358,777.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
58	1	319,999.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	1	300,960.03	160,468.75	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	1	322,221.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	1	266,880.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	1	206,725.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	1	317,000.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		61,651,506.58	49,663,237.12				53,651,430.45	1,474,083.70	710,219.23	9,007,506.88	386,390.03	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 20 of 32

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 21 of 32

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/21	0	0.00	0	0.00	8	147,964,016.25	1	49,000,000.00	2	18,853,170.21	0	0.00	0	0.00	0	0.00	4.167843%	4.139996%	43
08/17/21	0	0.00	0	0.00	8	148,114,045.28	1	49,000,000.00	2	18,885,654.66	0	0.00	0	0.00	0	0.00	4.168044%	4.140196%	44
07/16/21	0	0.00	0	0.00	8	148,263,512.07	1	49,000,000.00	1	10,293,759.64	1	6,589,210.57	0	0.00	1	1,816,208.35	4.168243%	4.140395%	45
06/17/21	0	0.00	0	0.00	8	148,422,777.18	1	49,000,000.00	1	10,314,279.27	0	0.00	0	0.00	0	0.00	4.169083%	4.141137%	46
05/17/21	0	0.00	0	0.00	8	148,571,087.08	1	49,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.169280%	4.141283%	47
04/16/21	0	0.00	0	0.00	8	148,729,236.67	1	49,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.169489%	4.141491%	48
03/17/21	0	0.00	0	0.00	8	148,876,398.18	1	49,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.169683%	4.141684%	49
02/18/21	0	0.00	0	0.00	8	149,054,312.54	1	49,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.169917%	4.141917%	50
01/15/21	0	0.00	1	10,414,518.77	7	138,785,737.29	1	49,000,000.00	0	0.00	1	6,257,485.66	0	0.00	0	0.00	4.170108%	4.142107%	51
12/17/20	1	10,433,326.70	0	0.00	8	187,912,325.96	1	49,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.170298%	4.142296%	53
11/18/20	0	0.00	1	8,732,698.21	7	179,314,958.51	1	49,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.170501%	4.142498%	54
10/19/20	1	8,745,298.75	1	18,447,373.08	6	160,980,593.16	1	49,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.170688%	4.142685%	55
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 22 of 32

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	10096311	04/01/20	16	3	35,230.33	1,136,822.28	290,177.19	29,375,000.00	07/16/20	2
1A	10096412	04/01/20	16	3	35,230.33	1,136,822.28	0.00	29,375,000.00	07/16/20	2
1B	10096413	04/01/20	16	3	(10.41)	24,404.10	0.00	1,875,000.00	07/16/20	2
1C	10096414	04/01/20	16	3	(10.41)	24,404.10	0.00	1,875,000.00	07/16/20	2
4	10096314	03/01/20	17	3	275,853.75	4,921,827.60	82,049.07	50,098,082.74	06/11/20	1
5	10096315	08/01/21	0	B	176,716.67	176,716.67	1,177,726.55	49,000,000.00	01/25/17	2		06/13/17
12	10096322	08/01/20	12	3	65,551.16	463,915.98	174,157.23	18,340,349.16	10/22/20	13
18	10096328	10/01/20	10	3	38,492.15	522,627.35	176,650.79	10,471,997.86	10/13/20	2			05/12/21
27	10096337	08/06/20	12	3	43,021.22	559,822.07	760,636.28	8,771,358.57	08/17/20	7			06/09/21
32	10096342	08/01/21	0	A	40,144.45	40,144.45	0.00	7,556,881.29
Totals					710,219.23	9,007,506.88	2,661,397.11	206,738,669.62
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 23 of 32

Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		8,262,847	8,262,847		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		7,820,394	7,820,394		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		739,565,496	542,601,480	129,110,846		67,853,170
49 - 60 Months		0	0		0	0
> 60 Months		26,266,714	26,266,714		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-21	781,915,451	584,951,435	0	0	129,110,846	67,853,170
Aug-21	782,924,655	585,810,610	0	0	129,228,391	67,885,655
Jul-21	783,930,083	586,666,571	0	0	137,969,752	59,293,760
Jun-21	786,819,656	589,396,878	0	0	138,108,498	59,314,279
May-21	787,820,661	590,249,574	0	0	148,571,087	49,000,000
Apr-21	788,886,512	591,157,275	0	0	148,729,237	49,000,000
Mar-21	789,879,782	592,003,384	0	0	148,876,398	49,000,000
Feb-21	791,075,901	593,021,588	0	0	149,054,313	49,000,000
Jan-21	792,060,974	593,860,718	0	10,414,519	138,785,737	49,000,000
Dec-20	793,042,362	594,696,709	10,433,327	0	138,912,326	49,000,000
Nov-20	794,089,297	606,041,640	0	8,732,698	130,314,959	49,000,000
Oct-20	795,063,094	606,889,829	8,745,299	18,447,373	111,980,593	49,000,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 24 of 32

		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1A	10096412	29,375,000.00	29,375,000.00	55,200,000.00	07/21/21	1,924,022.25	0.81000	03/31/20	03/01/25	I/O
1B	10096413	1,875,000.00	1,875,000.00	55,200,000.00	07/21/21	1,924,022.25	0.81000	03/31/20	03/01/25	I/O
1C	10096414	1,875,000.00	1,875,000.00	55,200,000.00	07/21/21	1,924,022.25	0.81000	03/31/20	03/01/25	I/O
1	10096311	29,375,000.00	29,375,000.00	55,200,000.00	07/21/21	1,924,022.25	1.58000	03/31/20	03/01/25	I/O
4	10096314	48,468,604.41	50,098,082.74	69,800,000.00	08/18/20	7,273,483.37	2.19000	03/31/20	02/01/25	280
5	10096315	49,000,000.00	49,000,000.00	61,500,000.00	09/22/20	995,597.00	1.87000	03/31/17	01/01/25	I/O
12	10096322	18,142,241.63	18,340,349.16	11,700,000.00	11/20/20	412,280.54	0.74000	06/30/20	02/01/25	280
18	10096328	10,255,012.90	10,471,997.86	6,200,000.00	01/01/21	445,494.00	0.64000	06/30/20	01/01/25	279
27	10096337	8,598,157.31	8,771,358.57	11,200,000.00	12/02/20	48,950.52	0.37000	03/31/20	02/06/25	280
Totals		196,964,016.25	199,181,788.33	381,200,000.00		16,871,894.43

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 25 of 32

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	10096311	RT	CA	07/16/20	2
"	9/13/2021	9/13/2021 - Loan transferred to special servicing July-2020 for payment default, after property was forced to close March-May, 2020 due to COVID-19. Property has been reopened since August, 2020 and tenant collections have steadily impro ved since that time. NOD issued Aug-2020 and non-judicial foreclosure filed June-2021, after lender and borrower were unable to reach agreement. Receivership order consented to by borrower and filed with court; hearing scheduled for 9/17/2021.  
.
"

1A	10096412	Various	Various	07/16/20	2
"	9/13/2021	9/13/2021 - Loan transferred to special servicing July-2020 for payment default, after property was forced to close March-May, 2020 due to COVID-19. Property has been reopened since August, 2020 and tenant collections have steadily impro ved since that time. NOD issued Aug-2020 and non-judicial foreclosure filed June-2021, after lender and borrower were unable to reach agreement. Receivership order consented to by borrower and filed with court; hearing scheduled for 9/17/2021.  
.
"

1B	10096413	Various	Various	07/16/20	2
"	9/13/2021	9/13/2021 - Loan transferred to special servicing July-2020 for payment default, after property was forced to close March-May, 2020 due to COVID-19. Property has been reopened since August, 2020 and tenant collections have steadily impro ved since that time. NOD issued Aug-2020 and non-judicial foreclosure filed June-2021, after lender and borrower were unable to reach agreement. Receivership order consented to by borrower and filed with court; hearing scheduled for 9/17/2021.  
.
"

1C	10096414	Various	Various	07/16/20	2
"	9/13/2021	9/13/2021 - Loan transferred to special servicing July-2020 for payment default, after property was forced to close March-May, 2020 due to COVID-19. Property has been reopened since August, 2020 and tenant collections have steadily impro ved since that time. NOD issued Aug-2020 and non-judicial foreclosure filed June-2021, after lender and borrower were unable to reach agreement. Receivership order consented to by borrower and filed with court; hearing scheduled for 9/17/2021.  
.
"

4	10096314	LO	Various	06/11/20	1
"	9/13/2021	9/13/2021 - Lender and Borrower in loan modification negotiations since transfer to special servicing to address Covid relief, as no loan payments have been made since April, 2020. Modification terms were previously approved in
1Q 2021, but agreement was never executed. Foreclosure initiated against Salt Lake City property, with NoD issued in April 2021. No enforcement measures commenced as of yet against two other properties (Kansas City, Orlando). Foreclosure of all collateral to be pu rsued if agreement cannot be reached on modification terms. .
"

5	10096315	RT	FL	01/25/17	2
"	9/13/2021	9/13/2021 - Loan transferred to special servicing Jan-2017 following master servicer's determination that not all collateral rent revenue was being deposited to the lockbox.  NOD issued after borrower failed to make the
June-201 7 payment, and lender filed suit Nov-2017 as defaults were not cured. Through litigation process, it was discovered that rent revenues were diverted from the cash management account, as several tenants were paying rent directly to the sponsor's accoun t. In Dec-2020 a Rents Order was put in place by the presiding judge, ensuring that sufficient rents are captured within the cash managment account to pay monthly debt service obligations.  Borrower submitted
Purchase and Sale Agreement through couns el in Sept-2021, requesting lender consent for sale of the collateral and assumption of debt. Recommendation to be made once all information to underwrite transaction has been received.  
.
"

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential						Page 26 of 32

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
12	10096322	RT	NY	10/22/20	13
"	9/13/2021	9/13/2021 - Loan was transferred to Special Servicing in Oct-2020 due to payment default. Property had previously suffered loss of Toys R Us, and operations were further disrupted by COVID-19 pandemic, and death of the loan guarantor. Bo rrower has executed pre-negotiation agreement and is preparing a proposal to reinstate the loan, execute new leases, and replace the deceased carveout guarantor. 
.
"

18	10096328	LO	WV	10/13/20	2
"	9/13/2021	9/13/2021 - REO as of May 2021; GF Hotels engaged as property manager. Operations were disrupted significantly when the hotel's primary demand driver, University of West Virginia, was forced to cancel all classes and activities due t o COVID-19. Performance has improved steadily since foreclosure was completed, and is expected to continue into 4Q 2021 as classes and sporting events resume at the university. YTD operating performance, as of July 31,
2021 is as follows: Occupancy 62.5%; ADR 92.1%; RevPAR $57.54. YTD net income is -$26.7k. Property manager is assessing immediate capital needs and Marriott PIP requirements, so recommendation on disposition timing can be made accordingly. .
"

27	10096337	OF	CO	08/17/20	7
"	9/13/2021	9/13/2021 - Loan transferred to special servicing Aug-2020 for imminent default. Property is REO as of June-2021, following deed-in-lieu. Pro Equity served as receiver and was then engaged as property manager. Property manager is in proc ess of identifying CapEx needs that would make the asset more competitive with local competitors (i.e., security systems, LED lighting, common area upgrades, improved signage, bathroom renovations). Property is currently
50% occupied, and there are draft leases representing appx. 18% NRA that are pending execution. Property manager and leasing broker will continue to address immediate capital needs and further stabilize the asset prior to disposition. 
.
"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential								Page 27 of 32

		Pre-Modification		Post-Modification				Modification	Modification
		Loan				Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group				Code¹	Date	Date	Date
37	10096347	1	0.00 3.47003%	0.00	3.47003%	8	06/22/20	06/22/20	06/22/20
40	10096350	1	0.00 4.30803%	0.00	4.30803%	8	10/26/20	08/04/20	08/04/20
Totals			0.00	0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential									Page 28 of 32

	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance

No liquidated loans this period

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 29 of 32

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 30 of 32

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	6,323.79	0.00	0.00	61,803.09	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	6,323.79	0.00	0.00	61,803.09	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	403.64	0.00	0.00	6,204.03	0.00	0.00	0.00	0.00	0.00	0.00
1C	0.00	0.00	403.64	0.00	0.00	6,204.03	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	10,463.71	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	10,548.61	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	3,914.45	0.00	0.00	26,278.42	0.00	0.00	0.00	0.00	165.00	0.00
18	0.00	0.00	2,214.00	0.00	0.00	19,479.77	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	2,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	42,595.63	0.00	0.00	181,772.43	0.00	0.00	0.00	0.00	165.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		224,533.06

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 31 of 32

Supplemental Notes
September 2021: Servicer-Initiated Revision
The Distribution Date Statement and all relevant reports for September 2021 regarding the MSBAM 2015-C21 securitization have been revised to reflect an increased special servicer fee which resulted in a reduction to the interest payment to Class D.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 32 of 32